UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	2/28/10

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund
Dreyfus U. S. Equity Fund
Global Stock Fund
International Stock Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 28, 2010 (Unaudited)

Common Stocks--96.5%	Shares	Value ($)
Consumer Discretionary--14.0%
Aaron's	29,100	863,397
America's Car-Mart	17,622 a	465,926
ARM Holdings, ADR	40,200	373,458
Cabela's	45,825 a	708,454
Carter's	34,400 a	985,904
Cheesecake Factory	14,250 a	337,012
Cinemark Holdings	40,300	649,233
Corinthian Colleges	35,650 a	578,243
CSS Industries	37,500	633,000
Deckers Outdoor	6,500 a	781,300
Delta Apparel	6,990 a	96,951
Diebold	10,900	315,664
Digital River	5,700 a	149,853
Dollar Thrifty Automotive Group	21,000 a	630,840
Drew Industries	46,900 a	1,086,673
EZCORP, Cl. A	39,800 a	785,254
Gentex	25,300	491,073
Gymboree	20,000 a	870,000
Hawk, Cl. A	58,300 a	1,160,170
Hillenbrand	8,200	164,410
Interval Leisure Group	77,900 a	1,118,644
Isle of Capri Casinos	49,700 a	371,756
Jo-Ann Stores	27,700 a	1,048,445
JOS. A. Bank Clothiers	13,200 a	590,436
Lifetime Brands	111,500 a	899,805
Nobel Learning Communities	45,600 a	367,080
PEP Boys-Manny Moe & Jack	22,100	209,950
Polaris Industries	15,600	713,544
Ryder System	13,700	483,473
Sally Beauty Holdings	110,300 a	903,357
Scholastic	14,900	438,060
Shuffle Master	47,000 a	386,340
Shutterfly	24,700 a	473,993

True Religion Apparel	27,100 a	665,576
Universal Technical Institute	5,700 a	143,982
Warner Music Group	58,900 a	338,086
		21,279,342
Consumer Staples--3.7%
Andersons	22,500	726,750
Brink's	14,500	369,460
Constellation Brands, Cl. A	43,800 a	658,752
Cooper	18,200	729,092
Flowers Foods	26,300	670,387
Landec	103,050 a	624,483
LKQ	19,850 a	380,127
Overhill Farms	41,025 a	231,791
Peet's Coffee & Tea	21,700 a	789,012
United Natural Foods	17,050 a	500,758
		5,680,612
Energy--5.8%
American Oil and Gas	87,700 a	420,083
Arena Resources	18,400 a	762,312
Brigham Exploration	73,500 a	1,206,870
CenterPoint Energy	32,400	433,512
Global Industries	41,100 a	277,425
GMX Resources	47,300 a	435,160
Gulfport Energy	32,850 a	298,935
Holly	24,100	618,888
McMoRan Exploration	53,400 a	922,752
Northern Oil and Gas	44,800 a	553,728
Ormat Technologies	7,700	222,761
Southern Union	24,500	586,530
Southwest Gas	20,800	594,464
Venoco	36,800 a	422,464
Whiting Petroleum	13,300 a	995,505
		8,751,389
Financial--15.8%
Altisource Portfolio Solutions	22,233 a	575,168
American Equity Investment Life
Holding	7,200	63,360
American Physicians Capital	15,400	437,668
Baldwin & Lyons, Cl. B	5,075	122,713
BioMed Realty Trust	43,400	670,530

Broadridge Financial Solutions	20,000	420,800
Bryn Mawr Bank	36,800	639,584
Capstead Mortgage	52,400	651,856
Cash America International	22,800	873,924
City Holding	19,300	619,337
CNA Surety	27,075 a	436,449
Community Bank System	29,975	671,740
Euronet Worldwide	35,000 a	634,200
First American	19,800	638,154
First Bancorp/NC	14,250	201,210
First Cash Financial Services	35,400 a	751,188
Global Cash Access Holdings	72,300 a	541,527
Hallmark Financial Services	99,200 a	788,640
Horace Mann Educators	42,100	565,824
IBERIABANK	13,600	776,696
Investment Technology Group	25,500 a	434,010
LaSalle Hotel Properties	23,700	460,017
Max Capital Group	36,200	873,868
National Western Life Insurance	4,500	755,505
Navigators Group	10,500 a	397,635
Net 1 UEPS Technologies	43,300 a	764,245
Ocwen Financial	159,500 a	1,724,195
Omega Healthcare Investors	51,600	978,852
Platinum Underwriters Holdings	16,100	601,979
Portfolio Recovery Associates	9,650 a	514,635
PS Business Parks	13,000	637,000
RLI	10,600	564,874
Selective Insurance Group	30,953	501,748
SLM	49,200 a	550,056
Sterling Bancorp	21,000	171,990
Sterling Bancshares	61,100	288,392
Suffolk Bancorp	14,900	424,352
SVB Financial Group	13,600 a	606,016
Tower Group	26,700	607,959
Walter Investment Management	74,500	1,078,760
		24,016,656
Health Care--9.4%
Abaxis	8,100 a	205,659
Allscripts-Misys Healthcare
Solutions	19,100 a	341,699

Amedisys	16,200 a	933,930
AngioDynamics	21,300 a	346,338
Beckman Coulter	5,800	380,248
Bio-Reference Laboratories	5,400 a	213,894
Bruker	33,700 a	421,250
Cambrex	81,282 a	306,433
Celera	22,200 a	132,978
Cepheid	41,650 a	628,915
Charles River Laboratories
International	19,100 a	724,272
Chemed	22,100	1,183,676
Computer Programs & Systems	11,900	427,686
Health Management Associates, Cl.
A	103,000 a	750,870
HealthSpring	23,200 a	427,112
Hill-Rom Holdings	35,200	923,648
IPC The Hospitalist	7,100 a	234,726
Mednax	7,450 a	398,575
MEDTOX Scientific	5,800 a	52,896
Neogen	12,550 a	304,086
PAREXEL International	52,800 a	1,063,920
PDL BioPharma	45,700	319,900
PharMerica	13,300 a	228,095
Questcor Pharmaceuticals	93,500 a	437,580
SXC Health Solutions	16,000 a	795,360
Techne	4,900	313,208
Theragenics	179,200 a	254,464
USANA Health Sciences	2,560 a	70,886
Vital Images	40,600 a	643,104
West Pharmaceutical Services	19,400	755,630
		14,221,038
Industrial--13.1%
AAON	21,775	458,146
Allegiant Travel	4,625 a	241,148
Beacon Roofing Supply	18,450 a	321,030
CDI	16,525	236,142
Ceradyne	12,100 a	272,734
Corporate Executive Board	24,800	567,424
CoStar Group	4,200 a	165,270
Crown Holdings	26,600 a	726,712

Danaos	11,400 a	45,942
Dresser-Rand Group	12,500 a	386,375
Dynamex	6,400 a	111,360
ESCO Technologies	7,000	228,970
Forward Air	6,800	166,328
Global Power Equipment Group	127,500 a	228,225
Granite Construction	4,700	129,861
Hexcel	66,100 a	728,422
Hubbell, Cl. B	8,700	407,595
Innerworkings	27,050 a	153,374
John Bean Technologies	43,400	709,590
Kansas City Southern	7,200 a	246,960
KBR	18,500	383,135
Knoll	52,250	628,045
Ladish	74,500 a	1,253,090
Lydall	157,700 a	1,260,023
McGrath Rentcorp	28,700	686,504
Mobile Mini	8,400 a	114,156
Navistar International	10,500 a	411,180
NN	91,600 a	325,180
Pall	14,700	580,209
PRGX Global	80,100 a	480,600
Resources Connection	18,150 a	309,276
Ritchie Brothers Auctioneers	12,950	271,562
Rollins	23,700	503,625
School Specialty	43,700 a	932,995
Seaspan	5,200	53,144
Standex International	70,500	1,755,450
Tecumseh Products, Cl. A	28,400 a	358,124
Teledyne Technologies	10,200 a	384,234
Textron	36,200	721,104
Thermadyne Holdings	120,100 a	935,579
Thomas & Betts	25,400 a	916,940
Xerium Technologies	192,325 a	146,167
		19,941,930
Information Technology--18.4%
Accelrys	46,200 a	288,288
American Science & Engineering	6,500	483,015
ANSYS	7,700 a	337,722
Arris Group	99,100 a	1,022,712

Astro-Med	19,000	151,715
Brocade Communications Systems	84,300 a	490,626
Cabot Microelectronics	27,700 a	980,580
Cadence Design Systems	30,500 a	173,850
Cass Information Systems	6,450	195,241
Ciena	20,500 a	293,970
Cognex	13,000	245,700
Comtech Telecommunications	22,800 a	720,936
Comverse Technology	45,100 a	387,860
Concur Technologies	3,900 a	153,426
CSG Systems International	46,700 a	939,604
CTS	30,600	243,576
DealerTrack Holdings	12,600 a	179,172
Digi International	29,800 a	302,470
DST Systems	10,400 a	399,672
Echelon	14,500 a	119,190
F5 Networks	7,950 a	443,610
Fair Isaac	53,500	1,228,360
FARO Technologies	6,650 a	159,201
FLIR Systems	15,100 a	404,831
Forrester Research	8,600 a	257,570
GeoEye	20,200 a	481,164
Guidance Software	13,850 a	70,773
Hutchinson Technology	188,000 a	1,240,800
Ikanos Communications	50,400 a	127,512
Intersil, Cl. A	27,100	402,164
ION Geophysical	65,200 a	298,616
Keynote Systems	26,800	282,472
MAXIMUS	5,800	333,964
MEMC Electronic Materials	24,400 a	295,484
Mercury Computer Systems	25,800 a	315,276
MTS Systems	5,200	141,544
Multi-Fineline Electronix	18,100 a	394,580
Napco Security Technologies	11,250 a	24,638
National Instruments	16,050	507,501
NCI, Cl. A	14,500 a	408,465
Power Integrations	9,900	356,004
Quality Systems	3,300	188,892
RADWARE	19,400 a	329,800
RF Micro Devices	91,000 a	383,110

Rudolph Technologies	7,425 a	59,103
S1	132,200 a	820,962
Scientific Games, Cl. A	20,400 a	344,556
SeaChange International	27,600 a	195,408
Semtech	22,000 a	349,140
Sierra Wireless	19,600 a	161,700
Skyworks Solutions	21,600 a	329,832
Standard Microsystems	25,950 a	506,544
Stratasys	13,000 a	342,810
Syniverse Holdings	42,200 a	709,804
Tekelec	30,100 a	497,252
TeleCommunication Systems, Cl. A	82,600 a	629,412
Telvent GIT	6,750	190,688
TIBCO Software	115,950 a	1,063,262
TNS	30,700 a	725,441
Ultimate Software Group	12,500 a	386,500
Ultratech	19,600 a	252,840
UTStarcom	55,400 a	120,772
Verint Systems	38,450 a	903,575
Vishay Intertechnology	177,700 a	1,821,425
W.R. Berkley	10,600	272,844
		27,869,526
Materials--8.8%
Arch Chemicals	30,400	938,448
Bemis	8,150	238,550
Commercial Metals	18,025	295,610
Cytec Industries	15,600	665,652
Harry Winston Diamond	18,700	186,813
Horsehead Holding	52,450 a	533,417
KapStone Paper and Packaging	73,000 a	668,680
LSB Industries	28,450 a	404,275
Lumber Liquidators Holdings	32,000 a	709,760
Mercer International	196,600 a	762,808
OfficeMax	29,800 a	475,906
Olin	39,800	696,898
Royal Gold	9,300	417,942
RTI International Metals	28,000 a	672,840
Schulman (A.)	36,800	867,008
Schweitzer-Mauduit International	15,700	720,630
Silgan Holdings	8,500	485,435

Solutia	150,300 a	2,114,721
Tetra Technologies	55,800 a	562,464
Thompson Creek Metals	65,100 a	895,125
Zoltek	13,200 a	117,348
		13,430,330
Producer Durables--5.1%
Advance Auto Parts	18,700	762,960
Atlas Air Worldwide Holdings	23,100 a	1,041,348
Bristow Group	22,500 a	814,725
Curtiss-Wright	18,700	599,335
EnerSys	25,100 a	572,029
Force Protection	106,300 a	569,768
Hawaiian Holdings	101,800 a	792,004
Old Dominion Freight Line	12,600 a	387,324
Orbital Sciences	44,784 a	826,265
Orion Marine Group	29,600 a	519,776
Sterling Construction	21,900 a	429,897
Team	26,500 a	480,445
		7,795,876
Utilities--2.4%
Allegheny Energy	15,500	351,075
Allete	6,800	213,860
Cleco	42,800	1,080,272
CMS Energy	19,100	291,657
El Paso Electric	39,700 a	798,764
OGE Energy	6,600	241,296
Pepco Holdings	14,700	247,254
Zoran	39,000 a	442,260
		3,666,438

Total Investments (cost $134,396,260)	96.5%	146,653,137
Cash and Receivables (Net)	3.5%	5,345,237
Net Assets	100.0%	151,998,374
ADR - American Depository Receipts
a Non-income producing security.

At February 28, 2010, the aggregate cost of investment securities for income tax purposes was $134,396,260. Net unrealized appreciation on investments was $12,256,878 of which $15,300,196 related to appreciated investment securities and $3,043,318 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	141,142,005	-	-	141,142,005
Equity Securities - Foreign+	5,511,132	-	-	5,511,132

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 28, 2010 (Unaudited)

Common Stocks--95.3%	Shares	Value ($)
Consumer Discretionary--8.7%
McDonald's	2,500	159,625
NIKE, Cl. B	2,100	141,960
Starbucks	5,900 a	135,169
TJX	3,600	149,868
		586,622
Consumer Staples--12.5%
Colgate-Palmolive	1,800	149,292
PepsiCo	2,400	149,928
Procter & Gamble	2,200	139,216
SYSCO	4,800	138,720
Wal-Mart Stores	2,500	135,175
Walgreen	3,700	130,388
		842,719
Energy--10.2%
Anadarko Petroleum	1,400	98,182
Apache	1,200	124,368
CARBO Ceramics	1,100	67,133
Diamond Offshore Drilling	1,210	105,657
EOG Resources	660	62,073
Occidental Petroleum	1,500	119,775
Schlumberger	1,850	113,035
		690,223
Health Care--21.9%
Abbott Laboratories	2,700	146,556
C.R. Bard	1,950	163,371
Covance	2,500 a	141,550
Gilead Sciences	3,000 a	142,830
Johnson & Johnson	2,200	138,600
Medtronic	3,400	147,560
Pharmaceutical Product Development	6,700	141,102

Resmed	2,900 a	165,532
Stryker	2,800	148,680
Varian Medical Systems	2,900 a	142,013
		1,477,794
Industrial--13.2%
Boeing	2,600	164,216
C.H. Robinson Worldwide	2,500	133,325
Donaldson	3,500	144,410
Fastenal	3,700	164,169
Precision Castparts	1,260	142,065
Rockwell Collins	2,500	140,700
		888,885
Materials--4.0%
Ecolab	3,200	134,848
Monsanto	1,900	134,235
		269,083
Technology--24.8%
Adobe Systems	3,900 a	135,135
Amphenol, Cl. A	3,800	158,270
Automatic Data Processing	3,600	149,796
Cisco Systems	5,500 a	133,815
Dolby Laboratories, Cl. A	3,000 a	159,810
FLIR Systems	4,600 a	123,326
Intel	6,700	137,551
MasterCard, Cl. A	570	127,891
Microsoft	5,100	146,166
Oracle	6,200	152,830
Paychex	4,500	134,730
QUALCOMM	3,100	113,739
		1,673,059
Total Common Stocks
(cost $6,319,685)		6,428,385

Other Investment--4.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $280,000)	280,000 [b]	280,000
Total Investments (cost $6,599,685)	99.5%	6,708,385
Cash and Receivables (Net)	.5%	34,026
Net Assets	100.0%	6,742,411

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At February 28, 2010, the aggregate cost of investment securities for income tax purposes was $6,599,685. Net unrealized appreciation on investments was $108,700 of which $416,348 related to appreciated investment securities and $307,648 related to depreciated investment securities.

100-899-99

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	6,428,385	-	-	6,428,385
Mutual Funds	280,000	-	-	280,000

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 28, 2010 (Unaudited)

Common Stocks--93.6%	Shares	Value ($)
Australia--2.0%
Woodside Petroleum	159,600	6,203,377
Canada--.7%
Suncor Energy	76,700	2,216,734
Denmark--1.8%
Novo Nordisk, Cl. B	79,000 a	5,579,259
France--5.3%
Cie Generale d'Optique Essilor International	92,700	5,591,158
Danone	83,888	4,906,032
L'Oreal	58,200	6,024,461
		16,521,651
Hong Kong--8.4%
China Mobile	555,500	5,481,896
CLP Holdings	756,000	5,225,279
CNOOC	3,993,000	6,296,493
Hong Kong & China Gas	1,742,050	3,923,015
Hutchison Whampoa	731,000	5,245,544
		26,172,227
Japan--17.7%
Canon	130,400	5,423,243
Chugai Pharmaceutical	292,100	5,638,488
Daikin Industries	149,000	5,735,607
Denso	146,100	3,959,804
Fanuc	64,400	6,291,767
Honda Motor	122,500	4,246,722
HOYA	180,000	4,509,877
Keyence	13,070	2,870,119
Mitsubishi Estate	372,000	5,840,959
Nintendo	19,700	5,359,322
Shin-Etsu Chemical	102,300	5,503,900
		55,379,808
Spain--1.3%

Inditex	70,800	4,175,310
Sweden--1.5%
Hennes & Mauritz, Cl. B	78,300	4,749,748
Switzerland--5.5%
Nestle	120,000	5,970,677
Novartis	100,600	5,595,392
SGS	4,260	5,702,471
		17,268,540
United Kingdom--10.4%
BG Group	339,000	5,918,621
HSBC Holdings	509,300	5,588,306
Reckitt Benckiser Group	104,800	5,509,902
Standard Chartered	235,400	5,606,642
Tesco	811,000	5,190,093
WM Morrison Supermarkets	978,200	4,452,330
		32,265,894
United States--39.0%
Abbott Laboratories	97,400	5,286,872
Adobe Systems	183,300 a	6,351,345
Amphenol, Cl. A	85,000	3,540,250
Anadarko Petroleum	68,000	4,768,840
Automatic Data Processing	145,400	6,050,094
C.R. Bard	66,100	5,537,858
Cisco Systems	247,100 a	6,011,943
EOG Resources	27,100	2,548,755
Fastenal	105,000	4,658,850
FLIR Systems	97,500 a	2,613,975
Gilead Sciences	134,000 a	6,379,740
Intel	300,800	6,175,424
Johnson & Johnson	80,700	5,084,100
MasterCard, Cl. A	23,200	5,205,384
Medtronic	140,600	6,102,040
Microsoft	182,000	5,216,120
NIKE, Cl. B	84,000	5,678,400
Oracle	241,900	5,962,835
Precision Castparts	56,800	6,404,200
Schlumberger	81,400	4,973,540

SYSCO	192,000	5,548,800
Wal-Mart Stores	97,300	5,261,011
Walgreen	175,800	6,195,192
		121,555,568
Total Common Stocks
(cost $262,913,701)		292,088,116

Preferred Stocks--2.1%
Brazil
Petroleo Brasileiro, ADR
(cost $5,158,305)	171,900	6,600,960

Other Investment--3.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $11,100,000)	11,100,000 [b]	11,100,000

Total Investments (cost $279,172,006)	99.3%	309,789,076
Cash and Receivables (Net)	.7%	2,258,423
Net Assets	100.0%	312,047,499

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At February 28, 2010, the aggregate cost of investment securities for income tax purposes was $279,172,006.

Net unrealized appreciation on investments was $30,617,070 of which $32,784,132 related to appreciated investment securities and $2,167,062 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	121,555,568	-	-	121,555,568
Equity Securities - Foreign+	177,133,508	-	-	177,133,508
Mutual Funds	11,100,000	-	-	11,100,000

+ See Statement of Investments for country classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
February 28, 2010 (Unaudited)

Common Stocks--95.4%	Shares	Value ($)
Australia--2.1%
Woodside Petroleum	222,700	8,655,965
Belgium--2.0%
Colruyt	33,500	8,372,719
Canada--1.0%
Suncor Energy	142,600	4,121,333
Denmark--2.1%
Novo Nordisk, Cl. B	127,000	8,969,189
France--6.0%
Cie Generale d'Optique Essilor International	145,000	8,745,609
Danone	139,900	8,181,788
L'Oreal	81,000	8,384,559
		25,311,956
Germany--4.1%
Adidas	170,000	8,423,611
SAP	196,800	8,778,824
		17,202,435
Hong Kong--11.0%
China Mobile	839,000	8,279,588
CLP Holdings	1,200,500	8,297,550
CNOOC	5,786,000	9,123,843
Esprit Holdings	924,807	6,594,573
Hong Kong & China Gas	2,325,550	5,237,030
Hutchison Whampoa	1,194,000	8,567,961
		46,100,545
Japan--34.8%
AEON Mall	354,500	6,463,954
Canon	207,900	8,646,412
Chugai Pharmaceutical	433,900	8,375,694
Daikin Industries	213,300	8,210,772
Daito Trust Construction	171,700	8,397,057
Denso	314,300	8,518,593

Fanuc	83,700	8,177,343
Hirose Electric	82,400	8,764,477
Honda Motor	192,400	6,669,953
HOYA	347,400	8,704,062
INPEX	1,188	8,691,541
Keyence	37,800	8,300,726
Komatsu	421,000	8,453,644
Mitsubishi Estate	566,000	8,887,050
Nintendo	31,800	8,651,089
Secom	101,500	4,661,151
Shimamura	49,100	4,277,495
Shin-Etsu Chemical	162,000	8,715,853
Tokio Marine Holdings	162,200	4,573,257
		146,140,123
Singapore--.5%
DBS Group Holdings	217,500	2,166,181
Spain--2.1%
Inditex	150,800	8,893,175
Sweden--2.1%
Hennes & Mauritz, Cl. B	141,400	8,577,450
Switzerland--9.7%
Nestle	181,500	9,030,649
Nobel Biocare Holding	110,000	2,797,487
Novartis	153,000	8,509,891
Roche Holding	19,000	3,272,050
SGS	6,230	8,339,530
Synthes	73,500	8,764,580
		40,714,187
United Kingdom--17.9%
BG Group	480,300	8,385,586
Burberry Group	529,000	5,045,432
Cairn Energy	725,000 a	3,696,746
Centrica	1,965,000	8,380,508
HSBC Holdings	802,000	8,799,963
Reckitt Benckiser Group	158,500	8,333,201
Smith & Nephew	765,000	7,856,233
Standard Chartered	374,000	8,907,749

Tesco	1,265,000	8,095,522
WM Morrison Supermarkets	1,646,500	7,494,133
		74,995,073
Total Common Stocks
(cost $379,899,390)		400,220,331

Preferred Stocks--2.1%
Brazil
Petroleo Brasileiro, ADR
(cost $7,069,422)	224,500	8,620,800

Other Investment--5.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $24,000,000)	24,000,000 [b]	24,000,000

Total Investments (cost $410,968,812)	103.2%	432,841,131
Liabilities, Less Cash and Receivables	(3.2%)	(13,228,059)
Net Assets	100.0%	419,613,072

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At February 28, 2010, the aggregate cost of investment securities for income tax purposes was $410,968,812.

Net unrealized appreciation on investments was $21,872,319 of which $30,889,058 related to appreciated investment securities and $9,016,739 related to depreciated investment securities.

100-322-22

At February 28, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 2/28/2010 ($)
Purchases:
Euro, expiring 3/1/2010	746,461	1,013,921	1,016,424	2,503
Euro, expiring 3/2/2010	507,280	689,039	690,741	1,702
British Pound, expiring 3/2/2010	440,625	670,147	671,869	1,722
Japanese Yen, expiring 3/2/2010	1,153,143,090	12,908,886	12,979,268	70,382
Swiss Franc, expiring 3/2/2010	1,084,805	1,006,966	1,009,825	2,859

				79,168

100-322-22

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	408,841,131	-	-	408,841,131
Mutual Funds	24,000,000	-	-	24,000,000
Other Financial Instruments++	-	79,168	-	79,168
Liabilities ($)
Other Financial Instruments++	-	-	-	-
+ See Statement of Investments for country classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)